Trade Accounts Payable and Other Liabilities - Schedule of Trade Accounts Payable and Other Liabilities (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [abstract]
Trade accounts payable and accruals	CAD 1,150	CAD 986
Capital project accruals	149	142
Payroll-related liabilities	420	252
Accrued interest	120	148
Commercial and government royalties	296	246
Customer deposits	19	18
Current portion of provisions (Note 22(a))	133	71
Current portion of deferred consideration (Note 20)	23	32
Other	3	7
Trade account payable and other liabilities	CAD 2,313	CAD 1,902